Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheet
Common stock, par value per share (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares issued (in shares)	944,033,056	944,033,056
Treasury stock (in shares)	256,941,406	249,063,015
Allowances for doubtful accounts receivable	$ 105	$ 108
Common stock, shares outstanding (in shares)	687,091,650	694,970,041